CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	2 Months Ended	3 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 0	$ 0
Operating expenses:
General and administrative	2,000	1,455,000			$ 1,030,000
Loss from operations	(2,000)	(1,455,000)			(1,030,000)
Other expense:
Change in fair value of common stock warrant liability	0	2,646,000			10,571,000
Total other expense					10,882,000
Net loss attributable to common stockholders ? basic and diluted	$ (2,000)	(4,082,000)		$ (390,000)	$ (11,912,000)
Evolv Technologies Holdings Inc [Member]
Revenue:
Revenue		3,999,000	$ 640,000			$ 4,785,000	$ 5,846,000
Subscription revenue		1,300,000	459,000			2,637,000	1,096,000
Total revenue		3,999,000	640,000			4,785,000	5,846,000
Cost of revenues:
Cost of subscription revenue		595,000	338,000			1,824,000	530,000
Total cost of revenue		2,951,000	621,000			3,496,000	5,294,000
Gross Profit		1,048,000	19,000			1,289,000	552,000
Operating expenses:
Research and development		3,612,000	3,594,000			15,710,000	8,496,000
Sales and marketing		3,684,000	2,182,000			7,365,000	6,589,000
General and administrative		2,899,000	630,000			5,110,000	3,866,000
Total operating expenses		10,195,000	6,406,000			28,185,000	18,951,000
Loss from operations		(9,147,000)	(6,387,000)			(26,896,000)	(18,399,000)
Other expense:
Interest expense		2,447,000	43,000			430,000	779,000
Change in fair value of derivative liability		1,425,000
Change in fair value of common stock warrant liability		736,000	0
Loss on extinguishment of debt						(66,000)	(679,000)
Total other expense		4,608,000	43,000			496,000	1,458,000
Net loss attributable to common stockholders ? basic and diluted		$ (13,755,000)	$ (6,430,000)			$ (27,392,000)	$ (19,857,000)
Net loss per share attributable to common stockholders ? basic and diluted		$ (0.52)	$ (0.27)			$ (1.16)	$ (0.88)
Weighted average common shares outstanding ? basic and diluted		26,433,739	23,414,746			23,625,483	22,655,763
Evolv Technologies Holdings Inc [Member] | Product revenue
Revenue:
Revenue		$ 2,502,000	$ 56,000			$ 1,279,000	$ 4,192,000
Cost of revenues:
Cost of revenue		2,229,000	161,000			1,177,000	4,246,000
Evolv Technologies Holdings Inc [Member] | Subscription revenue
Revenue:
Revenue		1,300,000	459,000			2,637,000	1,096,000
Evolv Technologies Holdings Inc [Member] | Service revenue
Revenue:
Revenue		197,000	125,000			869,000	558,000
Cost of revenues:
Cost of revenue		$ 127,000	$ 122,000			$ 495,000	$ 518,000